UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	August 31, 2015

Date of reporting period:	May 31, 2015

Item 1. Schedule of Investments:

Putnam Global Energy Fund

The fund's portfolio
5/31/15 (Unaudited)

COMMON STOCKS (96.9%)(a)
	Shares	Value

Energy equipment and services (13.8%)

Baker Hughes, Inc.	37,500	$2,417,250

Cameron International Corp.(NON)	6,600	338,778

Halliburton Co.	12,300	558,420

Schlumberger, Ltd.	18,900	1,715,554

		5,030,002
Gas utilities (1.2%)

China Resources Gas Group, Ltd. (China)	136,000	419,158

		419,158
Independent power and renewable electricity producers (0.9%)

NRG Energy, Inc.	12,400	312,480

		312,480
Metals and mining (3.0%)

Hi-Crush Partners LP (Units)	36,001	1,072,830

		1,072,830
Oil, gas, and consumable fuels (74.2%)

Anadarko Petroleum Corp.	10,400	869,545

BG Group PLC (United Kingdom)	67,488	1,172,800

Cabot Oil & Gas Corp.	27,000	916,920

Cheniere Energy, Inc.(NON)	3,200	242,656

Concho Resources, Inc.(NON)	3,900	469,170

Devon Energy Corp.	28,600	1,865,292

Diamondback Energy, Inc.(NON)	4,200	326,802

Emerge Energy Services LP	3,600	142,488

ENI SpA (Italy)	9,925	178,661

EOG Resources, Inc.	13,300	1,179,577

Exxon Mobil Corp.	38,320	3,264,864

Gaztransport Et Technigaz SA (France)	19,695	1,216,312

Genel Energy PLC (United Kingdom)(NON)	335,378	2,706,484

Gulfport Energy Corp.(NON)	12,700	548,132

Kinder Morgan, Inc.	23,100	958,419

MarkWest Energy Partners LP	33,300	2,152,179

Ophir Energy PLC (United Kingdom)(NON)	141,562	284,301

Oryx Petroleum Corp., Ltd. (Canada)(NON)	75,300	241,595

Pioneer Natural Resources Co.	8,800	1,300,904

Plains All American Pipeline LP	23,467	1,101,776

Range Resources Corp.	6,300	349,083

Royal Dutch Shell PLC Class A (United Kingdom)	42,830	1,271,914

Santos, Ltd. (Australia)	41,884	262,576

Scorpio Tankers, Inc.	36,200	330,144

Suncor Energy, Inc. (Canada)	19,100	558,286

Total SA (France)	41,692	2,105,210

Whiting Petroleum Corp.(NON)	13,742	453,349

Williams Cos., Inc. (The)	10,100	516,110

		26,985,549
Semiconductors and semiconductor equipment (3.8%)

Canadian Solar, Inc. (Canada)(NON)	17,700	578,082

SunEdison, Inc.(NON)(S)	26,900	806,193

		1,384,275

Total common stocks (cost $35,948,060)		$35,204,294

INVESTMENT COMPANIES (1.0%)(a)
	Shares	Value

United States Short Oil LP ETF(NON)	7,000	$348,180

Total investment companies (cost $348,174)		$348,180

SHORT-TERM INVESTMENTS (2.4%)(a)
	Shares	Value

Putnam Cash Collateral Pool, LLC 0.23%(d)	247,650	$247,650

Putnam Short Term Investment Fund 0.07%(AFF)	640,663	640,663

Total short-term investments (cost $888,313)		$888,313

TOTAL INVESTMENTS

Total investments (cost $37,184,547)(b)		$36,440,787

FORWARD CURRENCY CONTRACTS at 5/31/15 (aggregate face value $13,760,880) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	Australian Dollar	Buy	7/15/15	$406,645	$404,740	$1,905
Barclays Bank PLC
	Canadian Dollar	Buy	7/15/15	292,255	287,276	4,979
	Euro	Buy	6/17/15	408,975	393,681	15,294
	Japanese Yen	Buy	8/19/15	186,809	193,384	(6,575)
	Swiss Franc	Buy	6/17/15	489,370	482,235	7,135
Citibank, N.A.
	Australian Dollar	Sell	7/15/15	248,137	254,180	6,043
	Canadian Dollar	Buy	7/15/15	116,517	114,527	1,990
	Euro	Buy	6/17/15	91,286	83,033	8,253
	Japanese Yen	Buy	8/19/15	83,912	86,861	(2,949)
Credit Suisse International
	Australian Dollar	Buy	7/15/15	158,736	160,969	(2,233)
	British Pound	Buy	6/17/15	544,200	547,377	(3,177)
	Canadian Dollar	Buy	7/15/15	280,685	275,852	4,833
	Euro	Buy	6/17/15	442,919	439,397	3,522
	Japanese Yen	Buy	8/19/15	21,409	22,158	(749)
	Norwegian Krone	Buy	6/17/15	123,505	124,304	(799)
	Swiss Franc	Buy	6/17/15	34,811	34,333	478
Deutsche Bank AG
	Australian Dollar	Sell	7/15/15	20,443	20,323	(120)
	British Pound	Buy	6/17/15	852,902	838,643	14,259
	Euro	Sell	6/17/15	137,094	140,317	3,223
Goldman Sachs International
	British Pound	Sell	6/17/15	360,202	362,318	2,116
	Canadian Dollar	Sell	7/15/15	272,971	268,156	(4,815)
	Euro	Sell	6/17/15	417,104	426,802	9,698
HSBC Bank USA, National Association
	Australian Dollar	Buy	7/15/15	76,661	76,172	489
	British Pound	Sell	6/17/15	1,482,835	1,479,441	(3,394)
	Canadian Dollar	Buy	7/15/15	498,931	481,749	17,182
	Euro	Buy	6/17/15	260,017	266,801	(6,784)
	Japanese Yen	Sell	8/19/15	431,799	447,027	15,228
JPMorgan Chase Bank N.A.
	British Pound	Buy	6/17/15	372,886	375,047	(2,161)
	Canadian Dollar	Buy	7/15/15	696,047	685,920	10,127
	Euro	Sell	6/17/15	699,860	718,981	19,121
	Norwegian Krone	Buy	6/17/15	69,290	62,208	7,082
	Swedish Krona	Buy	6/17/15	28,355	28,974	(619)
	Swiss Franc	Sell	6/17/15	441,465	435,208	(6,257)
State Street Bank and Trust Co.
	Australian Dollar	Sell	7/15/15	53,548	53,202	(346)
	British Pound	Buy	6/17/15	292,808	293,085	(277)
	Canadian Dollar	Buy	7/15/15	468,960	460,728	8,232
	Euro	Sell	6/17/15	9,996	10,229	233
	Japanese Yen	Buy	8/19/15	482,687	499,717	(17,030)
	Norwegian Krone	Buy	6/17/15	219,664	221,037	(1,373)
UBS AG
	Australian Dollar	Buy	7/15/15	56,904	56,584	320
	British Pound	Sell	6/17/15	156,184	142,986	(13,198)
	Canadian Dollar	Sell	7/15/15	76,901	75,570	(1,331)
	Euro	Sell	6/17/15	447,642	456,092	8,450
WestPac Banking Corp.
	Canadian Dollar	Buy	7/15/15	477,156	473,256	3,900

Total						$99,905

Key to holding's abbreviations
ETF	Exchange Traded Fund

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from September 1, 2014 through May 31, 2015 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $36,340,072.
(b)	The aggregate identified cost on a tax basis is $37,307,830, resulting in gross unrealized appreciation and depreciation of $1,534,203 and $2,401,246, respectively, or net unrealized depreciation of $867,043.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Short Term Investment Fund*	$767,852	$18,980,691	$19,107,880	$565	$640,663
	* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral.
	The fund received cash collateral of $247,650, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $233,766.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
	At the close of the reporting period, the fund maintained liquid assets totaling $21,575 to cover certain derivative contracts.
	DIVERSIFICATION BY COUNTRY⌂

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	69.6%
	United Kingdom	15.0
	France	9.2
	Canada	3.8
	China	1.2
	Australia	0.7
	Italy	0.5

	Total	100.0%
	⌂Methodology differs from that used for purposes of complying with the fund’s policy regarding investments in securities of foreign issuers, as discussed further in the fund’s prospectus.

	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value, and are classified as Level 2 securities.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $16,320 on open derivative contracts subject to the Master Agreements. There was no collateral posted by the fund at period end for these agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Energy	31,752,975	262,576	—
Information technology	1,384,275	—	—
Materials	1,072,830	—	—
Utilities	312,480	419,158	—
Total common stocks	34,522,560	681,734	—
Investment companies	$348,180	$—	$—
Short-term investments	640,663	247,650	—

Totals by level	$35,511,403	$929,384	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$99,905	$—

Totals by level	$—	$99,905	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
During the reporting period, transfers within the fair value hierarchy, if any, (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above) did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Foreign exchange contracts	174,092	74,187

Total	$174,092	$74,187

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was as follows based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)		$16,200,000
* For the reporting period there were no holdings at the end of each fiscal quarter and the transactions were considered minimal.

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Bank of America N.A.	Barclays Bank PLC	Citibank, N.A.	Credit Suisse International	Deutsche Bank AG	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	State Street Bank and Trust Co.	UBS AG	WestPac Banking Corp.	Total

	Assets:
	Forward currency contracts#	1,905	27,408	16,286	8,833	17,482	11,814	32,899	36,330	8,465	8,770	3,900	174,092

	Total Assets	$1,905	$27,408	$16,286	$8,833	$17,482	$11,814	$32,899	$36,330	$8,465	$8,770	$3,900	$174,092

	Liabilities:
	Forward currency contracts#	—	6,575	2,949	6,958	120	4,815	10,178	9,037	19,026	14,529	—	74,187

	Total Liabilities	$—	$6,575	$2,949	$6,958	$120	$4,815	$10,178	$9,037	$19,026	$14,529	$—	$74,187

	Total Financial and Derivative Net Assets	$1,905	$20,833	$13,337	$1,875	$17,362	$6,999	$22,721	$27,293	$(10,561)	$(5,759)	$3,900	$99,905
	Total collateral received (pledged)##†	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
	Net amount	$1,905	$20,833	$13,337	$1,875	$17,362	$6,999	$22,721	$27,293	$(10,561)	$(5,759)	$3,900

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: July 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: July 29, 2015

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: July 29, 2015